Note 6 - Preferred Stock (Details Textual) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($) shares
Investment Owned, Balance, Shares (in shares) | shares	41,254
Preferred Stock [Member]
Investment Owned, Balance, Shares (in shares) | shares	41,254
Investment Income Unamortized Purchase Premium | $	$ 300
Jernigan Capital, Inc. [Member]
Preferred Stock, Dividend Rate, Percentage	7.00%
Preferred Stock, Quarterly Stock Dividend | $	$ 2,125